NATURE OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2017
Nature Of Business And Going Concern Tables
Schedule of the assets and liabilities

	September 30, 2017	September 30, 2016
Assets
Cash	$1,619	$30,444
Prepayment and other assets	18,366	31,041
Property and equipment, net	4,877	10,791
Total assets of VIE	$24,862	$72,276
Liabilities
Accrued liabilities and other payable	$84,418	$26,967
Due to VIE holding companies	18,224	20,991
Due to related parties	2,758,988	2,296,534
Total liabilities of VIE	$2,861,630	$2,344,492